34. Discontinued operations (Details 2) - BRL (R$) R$ in Millions	5 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Net operating revenue		R$ 51,253	R$ 28,838	R$ 26,490
Net income before income tax and social contribution		1,901	(368)	83
Income tax and social contribution		662	(95)	(41)
Net income for the year		2,326	836	1,284
Net income from discontinued operations presented in the consolidated income statement of the Company		1,087	1,109	1,160
Attributable to:
Participation of non-controlling shareholders			32	135
Discontinued operations [member] | Via Varejo S.A. ("VV'') [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net operating revenue	R$ 10,527			26,928
Net income before income tax and social contribution	169			341
Income tax and social contribution	(119)			(101)
Net income for the year	R$ 50		50	240
Discontinued operations [member] | Sendas [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net operating revenue		35,950	27,806	22,900
Net income before income tax and social contribution		1,315	1,128	1,487
Income tax and social contribution		(312)	(367)	(455)
Net income for the year		1,003	761	1,032
Other results from discontinued operations		84	(100)	(112)
Gain on the sale of discontinued operations (note 12.4)			398
Net income from discontinued operations presented in the consolidated income statement of the Company		1,087	1,109	1,160
Attributable to:
Controlling shareholders of the Company		1,087	1,077	1,025
Participation of non-controlling shareholders			R$ 32	R$ 135